Annual Total Returns[BarChart] - PIMCO California Municipal Opportunistic Value Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.42%	7.07%	1.40%	10.33%	3.12%	0.32%	3.46%	1.82%	5.06%	2.67%